Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,833,320.00
Previously Paid Amount	0.00
Total Fee Amount	529.38
Total Offset Amount	0.00
Net Fee	$ 529.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A